Phoenix Equity Trust

Phoenix Insight Funds Trust

Phoenix Institutional Mutual Funds

Phoenix Opportunities Trust

Supplement dated August 6, 2008 to the Statement of Additional Information (“SAI”) for Phoenix Equity Trust dated June 6, 2008, Phoenix Insight Funds Trust dated May 1, 2008, Phoenix Institutional Mutual Funds dated May 1, 2008, and Phoenix Opportunities Trust dated January 31, 2008.

IMPORTANT NOTICE TO INVESTORS

Add an additional category to the end of the “Non-Public Portfolio Holdings Information Table” section of the SAI as follows:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information

TV Financial Markets Talk Shows	CNBC	For Diversifier PHOLIO: coincident to periodic appearance; for all other funds: monthly for holdings over 1% of issuer equity, in aggregate.*

*	A portfolio manager may, from time to time, appear as host or guest of various programming. CNBC requires certain holdings disclosure in order to monitor potential conflicts of interest.

Investors should retain this supplement with the SAI for future reference.

PXP 5173/SAIPortHoldDisc (08/08)